Earnings Per Share - Summary of Earnings Per Share (Parenthetical) (Detail) - shares	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019
Earnings per share [abstract]
Effect of dilutive shares	13,000,000	15,000,000	13,000,000
Antidilutive shares	0	0	0